Fair Value Measurements - Schedule of Change IN Fair Value of the Level 3 Assets (Detail) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	6 Months Ended
Sep. 30, 2021 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 0
Fair value of investment in Datavant at recognition date	224,147
Changes in fair value of investment in Datavant, included in net loss	(4,172)
Ending Balance	$ 219,975